Provision for judicial liabilities	6 Months Ended
Jun. 30, 2026
Disclosure of other provisions [abstract]
Provision for judicial liabilities
24 PROVISION FOR JUDICIAL LIABILITIES
The Company is involved in certain legal proceedings arising in the normal course of its business, which include tax, social security, labor, civil, environment and real estate.
The Company classifies the risk of unfavorable decisions in legal proceedings, based on legal advice, which reflects the estimated probable losses.
The Company’s Management believes that, based on the available information as of the date of these unaudited condensed consolidated interim financial information, its provisions for tax, social security, labor, civil, environment and real estate risks, accounted for according to IAS 37 are sufficient to cover estimated losses related to its legal proceedings, as set forth below:
24.1 Roll-forward and changes in the provisions for probable losses based on the nature of the proceedings, net of judicial deposits

					06/30/2026
	Tax and social security	Labor	Civil, environment and real estate	Contingent liabilities assumed (1) (2)	Total
Provision balance at the beginning of the period	339,763	296,358	185,411	2,095,357	2,916,889
Payments	(874)	(25,406)	(18,334)		(44,614)
Provisions/(Reversals), net	(6,854)	6,444	28,744	(37,008)	(8,674)
Monetary adjustment	13,191	10,189	15,073		38,453
Provision balance	345,226	287,585	210,894	2,058,349	2,902,054
Judicial deposits (3)	(32,453)	(50,613)	(63,289)		(146,355)
Provision balance at the end of the period	312,773	236,972	147,605	2,058,349	2,755,699
(1)Amounts arising from tax-related lawsuits with a possible or remote probability of loss in the amount of R$1,931,273 and civil lawsuits in the amount of R$127,076, measured and recorded at the estimated fair value resulting from the business combination with Fibria.
(2)Reversal due to a change in likelihood, cancellation and/or due to settlement.
(3)The amounts presented refer exclusively to judicial deposits for which there is a legally enforceable right of offset.

					12/31/2025
	Tax and social security	Labor	Civil, environment and real estate	Contingent liabilities assumed (1) (2)	Total
Provision balance at the beginning of the period	407,964	353,926	215,553	2,127,725	3,105,168
Payments	(71,692)	(113,840)	(9,176)		(194,708)
Provisions/(Reversals), net	(36,578)	28,281	(41,457)	(32,368)	(82,122)
Monetary adjustment	40,069	27,991	20,491		88,551
Provision balance	339,763	296,358	185,411	2,095,357	2,916,889
Judicial deposits	(31,579)	(62,334)	(21,238)		(115,151)
Provision balance at the end of the period	308,184	234,024	164,173	2,095,357	2,801,738
(1)Amounts arising from tax-related lawsuits with a possible or remote probability of loss in the amount of R$1,962,549 and civil lawsuits in the amount of R$132,808, measured and recorded at the estimated fair value resulting from the business combination with Fibria.
(2)Reversal due to a change in likelihood, cancellation and/or due to settlement.
24.1.1 Tax and social security
On June 30, 2026, the Company has 50 (56 as of December 31, 2025) administrative and judicial proceedings of a tax or social security nature in which the disputed matters are related to IRPJ, CSLL, PIS, COFINS, ICMS among others, whose amounts are provisioned when the likelihood of loss is deemed probable by the Company’s external legal counsel and by Management.
From these, 1 proceedings, amounting to a total of R$1,822 (R$1,749 as of December 31, 2025), relate to matters involving income taxes and, in accordance with IFRIC 23 – Uncertainty over Income Tax Treatments, are recognized under income tax and social contribution payable.
24.1.2 Labor
On June 30, 2026, the Company has 1,076 (1,152 as of December 31, 2025) labor lawsuits.
In general, the provisioned labor proceedings are related primarily to matters frequently contested by employees of agribusiness companies, such as wages and/or severance payments, in addition to suits filed by outsourced employees of the Company.
24.1.3 Civil, environment and real estate
On June 30, 2026, the Company has 88 (73 as at December 31, 2025) civil, environmental and real estate proceedings.
The provisioned Civil, environment and real estate proceedings are related primarily to the payment of damages, including those arising from contractual obligations, traffic-related injuries, possessory actions, environmental restoration obligations, claims and others.
24.2 Contingencies with possible losses
The Company is involved in tax, civil and labor lawsuits, whose losses have been assessed as possible by Management, supported by legal counsel, and therefore no provision was recorded:

	06/30/2026	12/31/2025
Taxes and social security (1) - Income taxes (2)(3)	10,057,925	4,559,801
Taxes and social security (1) - Other taxes and contributions	6,102,303	5,857,933
Labor	223,682	189,506
Civil and environmental (1)	1,132,471	1,023,689
	17,516,381	11,630,929
(1)The amounts above do not include the fair value adjustments allocated to possible loss risk contingencies representing R$2,039,340 (R$2,076,296 as of December 31, 2025), which were recorded at fair value resulting from business combinations with Fibria, as presented in Note 24.1.1 above.
(2)In April 2026, the Company received a Notice of Assessment related to the taxation of profits earned by its subsidiary in Austria, with an estimated exposure of R$5,176,100 as of June 30, 2026. In the Company's opinion, supported by the opinions of its external legal advisors, the likelihood of loss is assessed as possible.
(3)The Company is involved in administrative and judicial disputes with the tax authorities related to tax positions adopted in the determination of corporate income tax and social contribution on net income (IRPJ/CSLL). Based on the current assessment, these positions are expected to be upheld in final rulings by higher courts. A summary of these matters under dispute and their potential effects is presented in Note 16.5.

In the six-month period ended June 30, 2026, there were no significant changes in the main nature of these contingencies compared to those disclosed in the annual financial statements for the year ended December 31, 2025 (Note 24.1), except for the IRPJ and CSLL Tax Assessment Notice received in April 2026, which is described in Item 16.5(i) of these financial statements and was disclosed as a subsequent event in the March 31, 2026 financial statements (Note 29.2 – “IRPJ/CSLL Tax Assessment Notice”).